Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of loans and borrowings
The terms and conditions of the Company’s loans and borrowings are as follows:

			2023		2022
	Notes	Facility	Carrying amount	Facility	Carrying amount
		$	$	$	$
Amended and restated credit facilities	(a), (b)
Term loan		1,275,000	1,248,270	504,292	498,199
Revolving credit facility		800,000	—	385,000	—
Total			1,248,270		498,199

Lease liabilities	(c)		12,274		12,555
			1,260,544		510,754
Current portion of loans and borrowings			(12,470)		(8,652)
Loans and borrowings			1,248,074		502,102
Facility amount represents the principal amount of each credit facility. The carrying amount of loans and borrowings is presented net of unamortized deferred financing fees. Financing fees relating to the issuance of loans and borrowings are amortized over the term of the debt using the effective interest rate method.
On December 19, 2023 the Company amended and restated the terms of its credit facilities to increase the total financing capacity available under that facility from $500,452 as of September 30, 2023 to $1,275,000 in the form of term loans and from $385,000 to $800,000 in the form of a revolving credit facility. The outstanding principal of the term loan is payable quarterly at an annual rate of 1.00% and the remaining balance is payable at maturity, which was extended by five years to December 19, 2030. The maturity of the revolving credit facility was extended by four years to December 19, 2028. This amendment and restatement was treated as a debt extinguishment and resulted in an accelerated amortization of deferred financing fees of $15,094. Concurrently with the agreement, the Company borrowed $1,275,000 under the amended and restated term loan facility, which was recorded net of the associated financing fees of $26,539.
a)Amended and restated credit facilities
i)Loans drawn in US dollars under the term loan facilities bear interest at the Term SOFR plus 3.00% per annum or the ABR[1] rate plus 4.00% per annum. Loans drawn in US dollars under the revolving credit facility bear interest at the Term SOFR plus 2.50% per annum or the ABR[1] rate plus 1.50% per annum until March 31, 2024 and, thereafter, at the rate per annum established based on the total leverage ratio for the most recently completed fiscal quarter. As at December 31, 2023, interest rate on the outstanding Term loan facilities was 8.46% (December 31, 2022 – 6.89%).
ii)Loans drawn in Canadian dollars under the credit facilities bear interest at the Canadian prime rate plus 1.50% per annum or Term Canadian Overnight Repo Rate Average ("CORRA") rate plus 2.50% per annum. As at December 31, 2023 and December 31, 2022 there was no loan denominated in Canadian dollars.
iii)Loans drawn in Euros under the credit facilities bear interest at the EURO InterBank Offered Rate ("EURIBOR") rate plus 2.50% per annum. As at December 31, 2023 and December 31, 2022 there was no loan denominated in Euros.
iv)Loans drawn in Sterling under the credit facilities bear interest at the Sterling OverNight Index Average ("SONIA") rate plus 2.50% per annum. As at December 31, 2023 and December 31, 2022 there was no loan denominated in Sterling.
[1] The Alternate Base Rate is defined as a rate per annum equal to the higher of a) Federal funds effective rate + 0.50%; b) Adjusted Term SOFR for a one-month tenor plus 1%; c) Prime Rate; and d) 1.00%.

Schedule of lease amounts recognized in profit or loss and comprehensive income or loss
Amounts recognized in the consolidated statements of profit or loss and comprehensive income or loss relating to lease liabilities are as follow:

	2023	2022
	$	$
Interest expense on lease liabilities	659	573
Foreign exchange loss (gain)	151	(560)
	810	13